CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Consumer Discretionary - 8.4%
Auto Parts - 1.6%
Dorman Products, Inc. (a)	563,599	$42,675,716

Education Services - 1.8%
Grand Canyon Education, Inc. (a)	527,965	50,573,767

Leisure Time - 2.8%
Fox Factory Holding Corporation (a)	1,104,143	76,815,229

Specialty Retail - 2.2%
SiteOne Landscape Supply, Inc. (a)	661,165	59,934,607

Consumer Staples - 4.5%
Beverage: Brewers and Distillers - 1.4%
MGP Ingredients, Inc.	796,798	38,604,863

Foods - 1.8%
Chefs' Warehouse, Inc. (The) (a)	1,293,354	49,289,721

Personal Care - 1.3%
WD-40 Company	181,808	35,296,205

Financial Services - 1.6%
Real Estate Services - 1.6%
FirstService Corporation	458,245	42,635,115

Health Care - 18.3%
Biotechnology - 4.4%
Ligand Pharmaceuticals, Inc. (a)	414,080	43,184,403
Repligen Corporation (a)	835,685	77,300,863
		120,485,266
Health Care Management Services - 1.0%
National Research Corporation	418,959	27,626,157

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Health Care - 18.3% (Continued)
Health Care Services - 3.1%
Omnicell, Inc. (a)	1,027,935	$84,002,848

Medical and Dental Instruments & Supplies - 9.8%
Bio-Techne Corporation	206,435	45,314,547
Cantel Medical Corporation	1,114,870	79,044,283
LeMaitre Vascular, Inc. (b)	1,176,489	42,294,780
Merit Medical Systems, Inc. (a)	1,152,090	35,968,250
Neogen Corporation (a)	1,033,411	67,440,402
		270,062,262
Materials & Processing - 11.5%
Building Materials - 5.2%
Simpson Manufacturing Company, Inc.	882,075	70,768,877
Trex Company, Inc. (a)	796,105	71,553,917
		142,322,794
Building: Climate Control - 2.0%
AAON, Inc.	1,114,090	55,047,187

Chemicals: Specialty - 2.0%
Balchem Corporation	542,565	55,140,881

Metal Fabricating - 2.3%
Omega Flex, Inc.	236,100	25,331,169
RBC Bearings, Inc. (a)	247,660	39,214,484
		64,545,653
Producer Durables - 22.1%
Aerospace - 1.4%
Axon Enterprise, Inc. (a)	526,830	38,606,102

Construction - 0.8%
Construction Partners, Inc. - Class A (a)	1,355,096	22,860,470

Engineering & Contracting Services - 4.0%
Exponent, Inc.	1,602,645	110,598,531

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Producer Durables - 22.1% (Continued)
Machinery: Construction and Handling - 2.5%
Douglas Dynamics, Inc. (b)	1,268,950	$69,792,250

Machinery: Industrial - 3.5%
EVI Industries, Inc. (a)	488,622	13,212,339
John Bean Technologies Corporation	386,515	43,544,780
Proto Labs, Inc. (a)	396,810	40,296,056
		97,053,175
Machinery: Specialty - 1.6%
Albany International Corporation - Class A	575,690	43,706,385

Scientific Instruments: Control & Filter - 3.9%
ESCO Technologies, Inc.	650,400	60,162,000
Helios Technologies, Inc.	1,036,870	47,934,500
		108,096,500
Scientific Instruments: Gauges & Meters - 2.8%
Mesa Laboratories, Inc. (b)	309,781	77,259,381

Scientific Instruments: Pollution Control - 1.6%
Casella Waste Systems, Inc. - Class A (a)	953,380	43,884,081

Technology - 31.1%
Computer Services Software & Systems - 25.6%
ACI Worldwide, Inc. (a)	1,799,550	68,175,952
Altair Engineering, Inc. - Class A (a)	1,301,190	46,725,733
Blackbaud, Inc.	672,420	53,524,632
BlackLine, Inc. (a)	1,067,800	55,055,768
Bottomline Technologies (de), Inc. (a)	1,301,050	69,736,280
Descartes Systems Group, Inc. (The) (a)	2,343,040	100,094,669
Five9, Inc. (a)	341,395	22,388,684
Mercury Systems, Inc. (a)	821,008	56,739,863
Paylocity Holding Corporation (a)	475,545	57,455,347
PROS Holdings, Inc. (a)	1,125,340	67,430,373
SPS Commerce, Inc. (a)	864,820	47,928,324
Tyler Technologies, Inc. (a)	197,285	59,189,446
		704,445,071

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Technology - 31.1% (Continued)
Electronic Components - 1.8%
Rogers Corporation (a)	384,545	$47,964,298

Production Technology Equipment - 2.1%
Novanta, Inc. (a)	664,960	58,809,062

Telecommunications Equipment - 1.6%
Vocera Communications, Inc. (a) (b)	2,078,300	43,145,508

Total Common Stocks (Cost $1,760,958,019)		$2,681,279,085

MONEY MARKET FUNDS - 0.8%	Shares	Value
Fidelity Investments Treasury Only Portfolio - Institutional Shares, 1.48% (c) (Cost $20,749,757)	20,749,757	$20,749,757

Total Investments at Value - 98.3% (Cost $1,781,707,776)		$2,702,028,842

Other Assets in Excess of Liabilities - 1.7%		47,263,894

Net Assets - 100.0%		$2,749,292,736

(a)	Non-income producing security.
(b)	The Fund owned more than 5% of the company’s outstanding voting shares thereby making the company an affiliate of the Fund as that term is defined in the Investment Company Act of 1940 (Note 5)
(c)	The rate shown is the 7-day effective yield as of December 31, 2019.

See accompanying notes to Schedules of Investments.

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

COMMON STOCKS - 96.6%	Shares	Value
Consumer Discretionary - 14.9%
Consumer Services - 1.5%
Grand Canyon Education, Inc. (a)	22,970	$2,200,296

Consumer Services: Miscellaneous - 1.7%
IAA, Inc. (a)	51,810	2,438,179

Educational Services - 3.1%
Bright Horizons Family Solutions, Inc. (a)	29,650	4,456,099

Leisure Time - 4.9%
Pool Corporation	19,335	4,106,367
Vail Resorts, Inc.	12,620	3,026,655
		7,133,022
Recreational Vehicles & Boats - 1.5%
LCI Industries	20,025	2,145,278

Specialty Retail - 2.2%
SiteOne Landscape Supply, Inc. (a)	34,960	3,169,124

Consumer Staples - 2.9%
Beverage: Brewers and Distillers - 0.9%
MGP Ingredients, Inc.	26,300	1,274,235

Foods - 2.0%
Chefs' Warehouse, Inc. (The) (a)	77,515	2,954,097

Energy - 0.6%
Energy Equipment - 0.6%
Core Laboratories N.V.	22,575	850,400

Financial Services - 4.2%
Financial Data & Systems - 2.5%
Jack Henry & Associates, Inc.	24,830	3,616,986

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.6% (Continued)	Shares	Value
Financial Services - 4.2% (Continued)
Real Estate Services - 1.7%
FirstService Corporation	27,165	$2,527,432

Health Care - 19.5%
Biotechnology - 3.5%
Ligand Pharmaceuticals, Inc. (a)	14,480	1,510,119
Repligen Corporation (a)	37,790	3,495,575
		5,005,694
Health Care Services - 3.0%
Omnicell, Inc. (a)	53,190	4,346,687

Healthcare Care Services - 1.4%
Health Catalyst, Inc. (a)	58,975	2,046,432

Medical and Dental Instruments & Supplies - 11.6%
Bio-Techne Corporation	10,220	2,243,392
Cantel Medical Corporation	45,504	3,226,234
Merit Medical Systems, Inc. (a)	64,928	2,027,052
Neogen Corporation (a)	47,218	3,081,447
Teleflex, Inc.	8,130	3,060,457
West Pharmaceutical Services, Inc.	21,449	3,224,428
		16,863,010
Materials & Processing - 8.5%
Building Materials - 5.7%
Simpson Manufacturing Company, Inc.	25,705	2,062,312
Trex Company, Inc. (a)	37,700	3,388,476
Watsco, Inc.	15,605	2,811,241
		8,262,029
Chemicals: Specialty - 1.3%
Balchem Corporation	18,195	1,849,158

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.6% (Continued)	Shares	Value
Materials & Processing - 8.5% (Continued)
Metal Fabricating - 1.5%
RBC Bearings, Inc. (a)	14,071	$2,228,002

Producer Durables - 22.5%
Aerospace - 4.9%
Axon Enterprise, Inc. (a)	48,230	3,534,294
HEICO Corporation - Class A	39,820	3,565,085
		7,099,379
Back Office Support, HR & Consulting - 1.7%
Copart, Inc. (a)	27,920	2,539,045

Construction - 0.8%
Construction Partners, Inc. - Class A (a)	70,205	1,184,358

Engineering & Contracting Services - 2.1%
Exponent, Inc.	44,620	3,079,226

Environmental, Maintenance & Security Services - 2.3%
Rollins, Inc.	101,925	3,379,833

Machinery: Industrial - 5.0%
Douglas Dynamics, Inc.	66,725	3,669,875
EVI Industries, Inc. (a)	52,410	1,417,166
John Bean Technologies Corporation	18,945	2,134,344
		7,221,385
Machinery: Specialty - 2.7%
Albany International Corporation - Class A	23,955	1,818,664
Graco, Inc.	41,270	2,146,040
		3,964,704
Scientific Instruments: Electrical - 1.3%
A.O. Smith Corporation	38,265	1,822,945

Scientific Instruments: Pollution Control - 1.7%
Casella Waste Systems, Inc. - Class A (a)	52,395	2,411,742

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.6% (Continued)	Shares	Value
Technology - 23.5%
Computer Services Software & Systems - 21.9%
ACI Worldwide, Inc. (a)	41,575	$1,575,069
Altair Engineering, Inc. - Class A (a)	46,375	1,665,326
ANSYS, Inc. (a)	10,740	2,764,583
Blackbaud, Inc.	26,675	2,123,330
Bottomline Technologies (de), Inc. (a)	33,275	1,783,540
Descartes Systems Group, Inc. (The) (a)	62,325	2,662,524
Fair Isaac Corporation (a)	9,400	3,521,992
Gartner, Inc. (a)	14,735	2,270,664
Guidewire Software, Inc. (a)	26,160	2,871,583
Mercury Systems, Inc. (a)	47,245	3,265,102
Pluralsight, Inc. - Class A (a)	118,440	2,038,352
SPS Commerce, Inc. (a)	31,619	1,752,325
Tyler Technologies, Inc. (a)	11,675	3,502,733
		31,797,123
Production Technology Equipment - 1.6%
Cognex Corporation	42,490	2,381,140

Total Investments at Value - 96.6% (Cost $112,642,962)		$140,247,040

Other Assets in Excess of Liabilities - 3.4%		4,880,054

Net Assets - 100.0%		$145,127,094

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

CONESTOGA FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2019 (Unaudited)

1.	Securities Valuation

Conestoga Funds (the “Trust”) consists of two series, Conestoga Small Cap Fund and Conestoga SMid Cap Fund (individually, a “Fund” and collectively, the “Funds”). The Funds value their respective portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value, as determined in good faith by the Trust’s officers, in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

CONESTOGA FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2019:

Conestoga Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$2,681,279,085	$-	$-	$2,681,279,085
Money Market Funds	20,749,757	-	-	20,749,757
Total	$2,702,028,842	$-	$-	$2,702,028,842

Conestoga SMid Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$140,247,040	$-	$-	$140,247,040
Total	$140,247,040	$-	$-	$140,247,040

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Funds did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended December 31, 2019.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2019:

	Conestoga Small Cap Fund	Conestoga SMid Cap Fund
Tax cost of portfolio investments	$1,783,142,136	$113,110,772
Gross unrealized appreciation	$998,778,635	$32,703,130
Gross unrealized depreciation	(79,891,929)	(5,566,862)
Net unrealized appreciation	$918,886,706	$27,136,268

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for each Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular sector. As of December 31, 2019, Conestoga Small Cap Fund had 22.1% and 31.1% of the value of its net assets invested in stocks within the Producer Durables and Technology sectors, respectively, and Conestoga SMid Cap Fund had 22.5% and 23.5% of the value of its net assets invested in stocks within the Producer Durables and Technology sectors, respectively.

CONESTOGA FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5.	Affiliated Issuers

A company is considered an affiliate of a Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. As of December 31, 2019, Conestoga Small Cap Fund owns 5.57%, 5.88%, 7.10% and 6.60% of the outstanding voting shares of Douglas Dynamics, Inc., LeMaitre Vascular, Inc., Mesa Laboratories, Inc., and Vocera Communications, Inc., respectively. The industry and percentage of net assets for these holdings can be found on Conestoga Small Cap Fund’s Schedule of Investments. Further information on these holdings for the period ended December 31, 2019 appears below:

Conestoga Small Cap Fund
From September 30, 2019 to December 31, 2019

	Douglas Dynamics, Inc.	LeMaitre Vascular, Inc.	Mesa Laboratories, Inc.
Percentage of Outstanding Voting Shares Owned	5.57%	5.88%	7.10%
Shares at Beginning of Period	1,268,950	1,176,489	309,781
Shares at End of Period	1,268,950	1,176,489	309,781
Market Value at Beginning of Period	$56,557,102	$40,212,394	$73,656,628
Change in Unrealized Appreciation (Depreciation)	13,235,148	2,082,386	3,602,753
Market Value at End of Period	$69,792,250	$42,294,780	$77,259,381
Dividend Income Earned During the Period	$345,789	$100,002	$49,565

	Vocera Communications, Inc.
Percentage of Outstanding Voting Shares Owned	6.60%
Shares at Beginning of Period	2,078,300
Shares at End of Period	2,078,300
Market Value at Beginning of Period	$51,230,095
Change in Unrealized Appreciation (Depreciation)	(8,084,587)
Market Value at End of Period	$43,145,508
Dividend Income Earned During the Period	$-